Schedule of Share-based Compensation and Assumptions as of October 26, 2012 (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 1	1.65%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 4	217.15%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 5	$ 0.50
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 6	$ 534,905